United States
                       Securities and Exchange Commission
                              Washington, DC 20549



                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


     Investment Company Act file number     811-01920
                                       ------------------------------

                                  STRALEM FUND
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       645 Madison Ave, New York, NY 10022
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Philippe E. Baumann, 645 Madison Avenue, New York, New York 10022
       ------------------------------------------------------------------
                     (Name and Address of Agentfor Service)

     Registrant's telephone number, including area code: (212) 888-8123
                                                         --------------

     Date of fiscal year end: December 31, 2004
                              -----------------

     Date of reporting period: September 30, 2004
                               ------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507

Item 1. Schedule of Investments.

STRALEM BALANCED FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2004
(unaudited)

       Number of
   Shares/Face Value                                                                                         Market Value
--------------------                                                                                      -----------------
                          Common stocks (48.85%):
                             Computer Software and Service (2.43%):
     56,200                     Microsoft Corp.                                                            $     1,553,930
                             Health Care Plans (4.48%):
     38,900                     UnitedHealth Group, Inc                                                           2,868,486
                             Home Appliance (3.46%):
     36,900                     Whirlpool Corp.                                                                   2,217,321
                             Information Technology Services (2.74%):
    *37,200                     Computer Sciences Corp                                                            1,752,120
                             Insurance (11.17%):
     33,400                     American International Group                                                      2,270,866
     43,000                     Loews Corporation                                                                 2,515,500
     40,700                     MBIA, Inc.                                                                        2,369,147
                             Medical Supplies (2.77%):
    *23,800                     Boston Scientific Corp                                                              945,574
     15,900                     Medtronic Inc.                                                                      825,210
                             Pharmaceuticals (7.33%):
     38,900                     Abbott Laboratories                                                               1,647,804
     27,200                     Johnson & Johnson                                                                 1,532,176
     49,400                     Pfizer Incorporated                                                               1,511,640
                             Restaurants (3.81%):
     87,100                     McDonald's Corporation                                                            2,441,413
                             Retail Building Supplies (8.43%):
     69,500                     Home Depot, Inc                                                                   2,724,400
     49,200                     Lowes Companies, Inc                                                              2,674,020
                             Semiconductor (2.23%):
     71,300                     Intel Corp.                                                                       1,430,278
                                                                                                              -------------

                                                                                                                31,279,885

                          United States Government obligations (48.93%):
                             Treasury bonds and notes (45.81%):
   $  2,000,000                 February 15, 2006; 5.625%                                                         2,090,000
   $  2,000,000                 May 15, 2008: 2.625%                                                              1,971,875
   $ 13,000,000                 May 15, 2009; 5.5%                                                               14,247,188
   $  8,000,000                 May 15, 2013: 3.625%                                                              7,807,500
   $  2,500,000                 November 15, 2016; 7.5%                                                           3,214,062

                             Treasury bills (3.12%):
   $  2,000,000                 October 28, 2004                                                                  1,997,885
                                                                                                              -------------

                                                                                                                 31,328,510
                                                                                                              -------------
                           Money market mutual funds (2.22%):
                                   Cortland General Money Market Fund                                             1,424,409
                                                                                                             --------------

                          Total Portfolio (cost $54,777,634)                                                 $   64,032,804
                                                                                                             ==============

     *Nonincome producing

STRALEM BALANCED FUND
--------------------------------------------------------------------------------

COVERED CALL OPTIONS WRITTEN
September 30, 2004
(unaudited)


Shares Subject
To Call                                                                                                        Market Value
---------------                                                                                            -----------------
                       Common stock/Expiration Date/Exercise Price (100%):
      8,000                     Medtronic Inc. November 2004 $50.00 (premium received $15,236)            $          23,600
                                                                                                             ===============

STRALEM EQUITY FUND
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2004
(unaudited)

       Number of
         Shares                                                                                              Market Value
    ---------------                                                                                    ---------------------
                          Common stocks (93.60%):
                             Computer Software and Service (2.45%):
     39,250                     Microsoft Corp.                                                        $          1,085,263
                             Electric Utility (Central) (3.23%):
     31,000                     Ameren Corp.                                                                      1,430,650
                             Electric Utility (East) (9.56%):
     34,200                     Consolidated Edison, Inc.                                                         1,437,768
     33,400                     Progress Energy, Inc                                                              1,414,156
     46,300                     Southern Co.                                                                      1,388,074
                             Food (4.50%):
     87,300                     Sara Lee Corporation                                                              1,995,678
                             Gas Utilities (3.35%):
     37,900                     KeySpan Corporation                                                               1,485,680
                             Health Care Plans (3.91%):
     23,500                     UnitedHealth Group, Inc                                                           1,732,890
                             Home Appliance (3.58%):
     26,450                     Whirlpool Corp.                                                                   1,589,381
                             Information Technology Services (2.53%)
    *23,800                     Computer Sciences Corp.                                                           1,120,980
                             Insurance (10.75%):
     22,500                     American International Group                                                      1,529,775
     27,300                     Loews Corporation                                                                 1,597,050
     28,200                     MBIA, Inc.                                                                        1,641,522
                             Medical Supplies (2.49%):
    *13,650                     Boston Scientific Corp                                                              542,315
     10,800                     Medtronic Inc.                                                                      560,520
                             Petroleum (19.08%):
     25,400                     Burlington Resources, Inc                                                         1,036,320
     39,800                     ChevronTexaco Corporation                                                         2,134,872
     36,400                     Kerr-McGee Corporation                                                            2,083,900
     18,200                     Occidental Petroleum Corp.                                                        1,017,926
     29,600                     Sunoco, Inc                                                                       2,189,808
                             Pharmaceuticals (6.97%):
     25,600                     Abbott Laboratories                                                               1,084,416
     18,450                     Johnson & Johnson                                                                 1,039,289
     31,600                     Pfizer Incorporated                                                                 966,960
                             Restaurants (3.70%)
     58,600                     McDonald's Corporation                                                            1,642,558
                             Retail Building Supplies (7.85%):
     45,200                     Home Depot, Inc                                                                   1,771,840
     31,400                     Lowes Companies, Inc                                                              1,706,590
                             Semiconductor (2.36%):
     52,200                     Intel Corp.                                                                       1,047,130
                             Tobacco (2.96%):
     27,900                     Altria Group, Inc                                                                 1,312,416
                             Thrift (4.33%):
     29,450                     Federal Home Loan Mortgage Corp.                                                  1,921,318
                                                                                                             ---------------
                                                                                                                 41,507,045
                                                                                                             ---------------
                          Money market mutual funds (6.40%):
                                Cortland General Money Market Fund                                                2,839,027
                                                                                                             --------------

                          Total Portfolio (cost $40,064,160)                                               $     44,346,072
                                                                                                             ==============

* Nonincome producing

STRALEM EQUITY FUND
-------------------------------------------------------------------------------


COVERED CALL OPTIONS WRITTEN
September 30, 2004
(unaudited)


Shares Subject
To Call                                                                                                        Market Value
----------------                                                                                          --------------------
                          Common stock/Expiration Date/Exercise Price (100%):
         5,000                     Medtronic Inc. November 2004 $50.00 (premium received $9,522)             $       14,750
                                                                                                              ==============


Item 2. Controls and Procedures.

     (a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3. Exhibits.

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stralem Fund
--------------

By  /s/ Philippe E. Baumann
    ------------------------
    Philippe E. Baumann
    President

Date  10/19/04
     ---------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Hirschel B. Abelson
   ------------------------
   Hirschel B. Abelson
   Treasurer

Date  10/19/04
     ---------------